Accounts and Other Receivables (Details) - USD ($)	Aug. 31, 2021	Aug. 31, 2020
Account receivable	$ 342,401	$ 313,925
Territory license fee receivable [Member]
Account receivable	0	143,500
Trade and deposits receivable [Member]
Account receivable	16,553	82,492
Sale of assets - shares receivable [Member]
Account receivable	278,107	0
Sales tax receivable [Member]
Account receivable	$ 47,741	$ 87,933